Pending Combination with Allergan plc (Details) - USD ($)	6 Months Ended
	Dec. 31, 2016	Nov. 23, 2015	Nov. 20, 2015
Pfizer and Allergan Merger [Member]
Business Acquisition [Line Items]
Total enterprise value		$ 160,000,000,000
Allergan PLC [Member] | Pfizer and Allergan Merger [Member]
Business Acquisition [Line Items]
Stock transaction value, price per share (in dollars per share)		$ 363.63
Common Stock [Member]
Business Acquisition [Line Items]
Share price (in dollars per share)			$ 32.18
Forecast [Member] | Pfizer and Allergan Merger [Member]
Business Acquisition [Line Items]
Equity interest issued per share as part of merger (shares)	1
Forecast [Member] | Allergan PLC [Member] | Pfizer and Allergan Merger [Member]
Business Acquisition [Line Items]
Equity interest issued per share as part of merger (shares)	11.3
Minimum [Member] | Forecast [Member] | Pfizer and Allergan Merger [Member]
Business Acquisition [Line Items]
Consideration payable as part of merger	$ 6,000,000,000
Consideration payable as part of merger, threshold	6,000,000,000
Maximum [Member] | Forecast [Member] | Pfizer and Allergan Merger [Member]
Business Acquisition [Line Items]
Consideration payable as part of merger	12,000,000,000
Consideration payable as part of merger, threshold	$ 12,000,000,000